UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2004

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  July 6, 2004

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$708,176

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      366  8976.00 SH       SOLE                  8976.00
AFLAC INC COM                  com              001055102      275  6748.00 SH       SOLE                  6748.00
AMERICAN INTERNATIONAL GROUP I com              026874107    34864 489115.09SH       SOLE                489115.09
APOLLO GROUP INC-CL A          com              037604105    31239 353823.00SH       SOLE                353823.00
AUTOMATIC DATA PROCESSING INC  com              053015103    29368 701232.07SH       SOLE                701232.07
BERKSHIRE HATHAWAY CL B        com              846702074      325   110.00 SH       SOLE                   110.00
BIOMET INC           COM       com              090613100    28069 631622.00SH       SOLE                631622.00
BP AMOCO PLC ADR               com              055622104      322  6011.00 SH       SOLE                  6011.00
C H ROBINSON WORLDWIDE         com              12541w100    12860 280545.00SH       SOLE                280545.00
CARDINAL HEALTH INC OHIO       com              14149y108    25087 358130.25SH       SOLE                358130.25
CHOICEPOINT INC                com              170388102    24165 529237.02SH       SOLE                529237.02
CINTAS CORP                    com              172908105    30812 646362.00SH       SOLE                646362.00
CITIGROUP INC                  com              172967101    22325 480115.81SH       SOLE                480115.81
COCA COLA CO                   com              191216100      409  8104.00 SH       SOLE                  8104.00
COX COMMUNICATIONS INC NEW CL  com              224044107    12537 451124.00SH       SOLE                451124.00
EXPEDITORS INTL WASH INC       com              302130109    16039 324605.00SH       SOLE                324605.00
EXXON MOBIL CORP               com              30231g102     1308 29460.00 SH       SOLE                 29460.00
FIRST DATA CORPORATION         com              319963104    22332 501620.10SH       SOLE                501620.10
FISERV INC WISC PV 1CT         com              337738108    30637 787794.00SH       SOLE                787794.00
GENERAL ELECTRIC               com              369604103    24424 753828.02SH       SOLE                753828.02
HARLEY DAVIDSON INC WIS        com              412822108    28304 456951.79SH       SOLE                456951.79
HOP-ON.COM INC.                com              439338104        0 12638.00 SH       SOLE                 12638.00
IBM CORP                       com              459200101      265  3008.28 SH       SOLE                  3008.28
ILLINOIS TOOL WORKS INC        com              452308109    29085 303318.00SH       SOLE                303318.00
INTEL CORP                     com              458140100      321 11644.00 SH       SOLE                 11644.00
JOHNSON AND JOHNSON  COM       com              478160104    22686 407291.11SH       SOLE                407291.11
KIMBERLY CLARK CORP            com              494368103      208  3154.00 SH       SOLE                  3154.00
KOHLS CORP WISC PV 1CT         com              500255104      784 18550.00 SH       SOLE                 18550.00
MARSHALL & ILSLEY              com              571834100      601 15362.00 SH       SOLE                 15362.00
MCLEODUSA INC CL A NEW         com              582266102        9 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266102      201 335203.00SH       SOLE                335203.00
MEDTRONIC INC        COM       com              585055106    43359 889954.00SH       SOLE                889954.00
MERCK & CO                     com              589331107      794 16722.00 SH       SOLE                 16722.00
MICROSOFT CORP                 com              594918104    22276 779978.37SH       SOLE                779978.37
NORTHERN TRUST CORP            com              665859104    21489 508249.00SH       SOLE                508249.00
OMNICOM GROUP COM              com              681919106    20667 272327.00SH       SOLE                272327.00
PATTERSON COMPANIES            com              703395103    30879 403705.00SH       SOLE                403705.00
PAYCHEX INC                    com              704326107    28777 849376.00SH       SOLE                849376.00
PEPSICO INC                    com              713448108      231  4295.00 SH       SOLE                  4295.00
PFIZER INC                     com              717081103    41408 1207937.71SH      SOLE               1207937.71
PROCTOR & GAMBLE CO            com              742718109      329  6040.00 SH       SOLE                  6040.00
SARA LEE CORP                  com              803111103      301 13100.00 SH       SOLE                 13100.00
SYSCO CORPORATION              com              871829107    32917 917679.00SH       SOLE                917679.00
TARGET CORP.                   com              87612e106     8833 207971.00SH       SOLE                207971.00
TORCHMARK CORP                 com              891027104      213  3960.00 SH       SOLE                  3960.00
US BANCORP DEL NEW             com              902973304      223  8089.00 SH       SOLE                  8089.00
VERIZON COMM                   com              92343v104      243  6720.37 SH       SOLE                  6720.37
WAL-MART STORES INC            com              931142103      609 11550.30 SH       SOLE                 11550.30
WALGREEN CO                    com              931422109    24174 667609.07SH       SOLE                667609.07
WYETH COM                      com              983024100      224  6200.00 SH       SOLE                  6200.00